Concentration of major customers and suppliers	6 Months Ended
Mar. 31, 2019
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 13 — Concentration of major customers and suppliers

For the six months ended March 31, 2019 and 2018, one major customer accounted for approximately 66% and 74% of the Company’s total sales, respectively. Any decrease in sales to this major customer may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of March 31, 2019 and September 30, 2018, one major customer accounted for approximately 95% and 96% of the Company’s accounts receivable balance, respectively.

For the six months ended March 31, 2019, three major suppliers accounted for approximately 41%,  28% and  17% of the total purchases, respectively. For the six months ended March 31, 2018, two major suppliers accounted for approximately 45% and 32% of the total purchases, respectively. A loss of either of these suppliers could have a negative effect on the operations of the Company.